LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Composition of Right-of-Use Assets
The Following table is the composition of right-of-use assets by type:

	As of December 31, 2020	As of December 31, 2019	As of January 1, 2019
Facility	306	253	151
Vehicles	50	7	15
Total right-of-use asset	356	260	166

Schedule of Summarize Contractual Obligations
The following table summarize the contractual obligations:

	Payments due by period
	Total	Less than 1 year	1 - 3 years
	(In thousands)
Operating leases for facility and vehicles as of December 31, 2019	$346	$177	$169
Operating leases for facility and vehicles as of December 31, 2020	$510	$205	$305

Schedule of Leases
	Year ended December 31,
	2020	2019

Depreciation expense:
Facility	137	121
Vehicles	7	9
Financial expense	33	55
Cash paid for amounts included in the measurement of lease liabilities	179	169
Right of use assets obtained in exchange for expanded period of operating lease liabilities	258	224